Working capital - Aged analysis of trade receivables net of allowances (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,011	£ 2,155
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	1,967	2,114
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	25	19
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	7	8
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	3	5
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	6	5
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	£ 3	£ 4